Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 1,270,243	¥ 1,272,118
Defined benefit plan, fair value of plan assets		1,162,604	1,322,670
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		755,517	747,035
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		125,218	109,915
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		212,727	184,121
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		146,796	162,901
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		169,978	155,792
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		100,798	134,306
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[1]	514,726	525,083
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		486,496	500,850
Domestic, Japan [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		13,891	12,058
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		144,904	241,559
Defined benefit plan, fair value of plan assets		414,604	251,936
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Codification Improvements [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		136,316	112,000
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[2]	144,904	241,559
Defined benefit plan, fair value of plan assets	[3]	231,924	82,330
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		56,125	53,775
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		54,474	46,818
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 34,098	¥ 140,728

[1]	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥500,850 million and ¥12,058 million, respectively, at March 31, 2019 and ¥486,496 million and ¥13,891 million, respectively, at March 31, 2020.
[2]	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥53,775 million, ¥46,818 million and ¥140,728 million, respectively, at March 31, 2019 and ¥56,125 million, ¥54,474 million and ¥34,098 million, respectively, at March 31, 2020. Based on guidance contained in Codification Improvements, issued by FASB in July 2018, some of common collective funds are reported within the fair value hierarchy as Level 2, which were previously included in the tables presenting fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient. The amount of Pension benefits and SIP Investments impacted by the change in reporting was ¥136,316 million as of March 31, 2020. See Note 1 for more information.
[3]	Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of ¥68,556 million and nil, respectively, which were held by MUFG Americas Holdings at December 31, 2018 and ¥81,768 million and ¥119,307 million, respectively, at December 31, 2019. Based on guidance contained in Codification Improvements, issued by FASB in July 2018, some of common collective funds are reported within the fair value hierarchy as Level 2, which were previously included in the tables presenting fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient. The amount of Pension benefits and SIP Investments impacted by the change in reporting was ¥136,316 million as of March 31, 2020. See Note 1 for more information.